SEGMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Total revenue	$ 858	$ 636
Research and development	19,597	41,507
Segment net loss	$ (8,978)	(57,775)
Number Of Reportable Segments Not Disclosed Flag	true
Reporting Segment
Segment Reporting Information [Line Items]
Total revenue	$ 858	636
General and administrative, excluding personnel	6,078	6,654
General and administrative, personnel (including share-based compensation)	8,247	12,971
Other segment items	(24,086)	(2,721)
Segment net loss	(8,978)	(57,775)
RLYB212 | Reporting Segment
Segment Reporting Information [Line Items]
Research and development	6,291	21,287
RLYB116 | Reporting Segment
Segment Reporting Information [Line Items]
Research and development	3,786	4,841
Other program candidates | Reporting Segment
Segment Reporting Information [Line Items]
Research and development	(29)	1,901
Personnel (including share-based compensation) | Reporting Segment
Segment Reporting Information [Line Items]
Research and development	8,798	12,488
Other | Reporting Segment
Segment Reporting Information [Line Items]
Research and development	$ 751	$ 990